Consolidated statements of comprehensive income - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income
Revenues		$ 678,595	$ 435,820	$ 252,813
Costs		(575,608)	(359,570)	(211,812)
Gross profit		102,987	76,250	41,001
Selling expenses		(49,898)	(27,927)	(17,954)
Administrative expenses		(24,701)	(13,922)	(8,736)
Exploration expenses		(6,841)	(5,466)	(2,456)
(Impairment) / Recovery of property, plant and equipment		(41,429)	2,900	5,032
Other net operating results		(1,130)	11,945	(814)
Operating (loss) / profit		(21,012)	43,780	16,073
Income from equity interests in associates and joint ventures		7,968	4,839	1,428
Financial income		93,405	100,083	17,623
Financial loss		(91,533)	(63,681)	(28,629)
Other financial results		4,162	5,123	2,208
Net financial results		6,034	41,525	(8,798)
Net (loss) / profit before income tax		(7,010)	90,144	8,703
Income tax		(26,369)	(51,538)	3,969
Net (loss) / profit for the year		(33,379)	38,606	12,672
Items that may be reclassified subsequently to profit or loss:
Translation differences from subsidiaries, associates and joint ventures		(8,011)	(18,307)	(641)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	8,953	14,006
Exchange differences reversed to profit for the period	[2]		1,572
Translation differences from Assets held for disposal				(499)
Items that may not be reclassified subsequently to profit or loss:
Translation differences from YPF		220,425	175,329	23,057
Other comprehensive income for the year		221,367	172,600	21,917
Total comprehensive income for the year		187,988	211,206	34,589
Net (loss) / profit for the year attributable to:
Shareholders of the parent company		(34,071)	38,613	12,340
Non-controlling interest		692	(7)	332
Other comprehensive income for the year attributable to:
Shareholders of the parent company		219,666	169,674	21,917
Non-controlling interest		1,701	2,926
Total comprehensive income for the year attributable to:
Shareholders of the parent company		185,595	208,287	34,257
Non-controlling interest		$ 2,393	$ 2,919	$ 332
Earnings per share attributable to shareholders of the parent company
Basic and Diluted		$ (86.85)	$ 98.43	$ 31.43

[1]	Result associated to subsidiaries, associates and joint ventures with the Peso as functional currency. See accounting policy in Note 2.b.1.
[2]	Corresponds to reversal to net profit for the year, for the partial disposal of the investment in YPF EE. See Note 3.